Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000002943
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Asset Fund - Class AAA
C000002942
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Asset Fund - Class C
C000034307
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Asset Fund - Class I
C000002940
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Asset Fund - Class A
S&P 500 Index
Account Value [Line Items]
Account Value	$ 35,934	$ 31,203	$ 25,051	$ 20,947	$ 23,436	$ 16,646	$ 15,483	$ 14,022	$ 12,260	$ 10,399	$ 10,000
S&P 500 Index
Account Value [Line Items]
Account Value	35,934	31,203	25,051	20,947	23,436	16,646	15,483	14,022	12,260	10,399	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	35,934	31,203	25,051	20,947	23,436	16,646	15,483	14,022	12,260	10,399	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	35,934	31,203	25,051	20,947	23,436	16,646	15,483	14,022	12,260	10,399	10,000
Dow Jones Industrial Average (DJIA)
Account Value [Line Items]
Account Value	31,191	27,208	23,451	20,529	22,582	16,540	16,621	14,822	12,749	10,444	10,000
Dow Jones Industrial Average (DJIA)
Account Value [Line Items]
Account Value	31,191	27,208	23,451	20,529	22,582	16,540	16,621	14,822	12,749	10,444	10,000
Dow Jones Industrial Average (DJIA)
Account Value [Line Items]
Account Value	31,191	27,208	23,451	20,529	22,582	16,540	16,621	14,822	12,749	10,444	10,000
Dow Jones Industrial Average (DJIA)
Account Value [Line Items]
Account Value	$ 31,191	$ 27,208	$ 23,451	$ 20,529	$ 22,582	$ 16,540	$ 16,621	$ 14,822	$ 12,749	$ 10,444	$ 10,000